UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended			9 Months Ended
		Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025
Income Statement [Abstract]
General and administrative expenses		$ 375,265	$ 43,064	$ 43,064	$ 726,449
Loss from operations		(375,265)	(43,064)	(43,064)	(726,449)
Other income:
Interest income		1,103			4,472
Interest earned on investments held in Trust Account		888,798			1,524,470
Total other income		889,901			1,528,942
Net income (loss)		$ 514,636	$ (43,064)	$ (43,064)	$ 802,493
Basic and diluted weighted average shares outstanding, ordinary shares subject to possible redemption		8,625,000			4,956,044
Basic and diluted net income per share, ordinary shares subject to possible redemption		$ 0.04			$ 0.10
Basic and diluted weighted average shares outstanding, non-redeemable ordinary shares	[1]	3,373,750	2,700,000	2,700,000	3,086,012
Basic and diluted net income (loss) per share, non-redeemable ordinary shares		$ 0.04	$ (0.02)	$ (0.02)	$ 0.10

[1]	Excludes an aggregate of up to 375,000 ordinary shares subject to forfeiture if the over-allotment is not exercised in full or in part by the underwriters (see Note 5).